EMPLOYMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Persons Employed by the Group in the Financial Year
	December 31, 2021	December 31, 2020	December 31, 2019
Research and development	41	52	57
Administration and sales	134	148	159
Manufacturing and quality	302	343	363

	477	543	579

Schedule of Employment Costs
	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Wages and salaries	26,561	26,187	25,885
Social welfare costs	2,403	2,195	2,538
Pension costs	352	447	503
Tax settlement (Note 6)	-	-	5,094
Share-based payments	1,100	792	758
Restructuring Cost	270	388	-
Recognition of contingent asset (Note 26)	-	(1,316)	-

	30,686	28,693	34,778